Going Concern (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss for the Period	$ 32,764	$ 10,551	$ 33,002	$ 65,766